ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Net proceeds from issuance of common stock		$ 6,200,000	$ 2,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares	1,250,000
Share issued price per share	$ 4.00
Net proceeds from issuance of common stock	$ 4,350,000
Resale Prospectus [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares	2,000,000
Share issued price per share	$ 1.00
Sale of stock, shares	4,765,000